UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6718

Name of Fund: MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%          $  1,400  Alaska State International Airports Revenue Bonds, Series B, 5.75% due 10/01/2019 (a)   $   1,553
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.0%            2,700  Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (c)                   2,943
----------------------------------------------------------------------------------------------------------------------------------
California - 26.1%        8,150  Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.319%** due 10/01/2025 (a)                    6,211
                          3,800  Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                   3,906
                          2,500  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 RIB, Series 26, 7.67% due 6/01/2022 (f)(l)                                                  2,820
                          4,600  California State, GO, 5.125% due 2/01/2027                                                  4,811
                          2,200  California State, GO, Refunding, 5.25% due 9/01/2010 (j)                                    2,361
                            165  California State, GO, Refunding, 5.25% due 9/01/2026                                          174
                          1,780  California State, GO, Refunding, 5.25% due 2/01/2030 (h)                                    1,891
                          2,800  California State, GO, Refunding, 5.25% due 2/01/2030 (i)                                    2,966
                          1,950  California State, GO, Refunding, ROLS, Series II-R-272, 7.346% due 2/01/2033 (k)(l)         2,159
                          2,750  California State, Various Purpose, GO, 5.25% due 11/01/2029                                 2,924
                          6,500  California State, Various Purpose, GO, 5.50% due 11/01/2033                                 7,088
                         15,000  East Side Union High School District, California, Santa Clara County, Capital
                                 Appreciation, GO (Election of 2002), Series E, 5.15%** due 8/01/2029 (h)                    4,617
                          2,770  Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                                 5.50% due 8/01/2028 (i)                                                                     3,040
                          2,300  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (h)(j)                                         2,555
                          3,725  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (b)(j)                                        4,168
----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT              Alternative Minimum Tax (subject to)
DRIVERS          Derivative Inverse Tax-Exempt Receipts
EDA              Economic Development Authority
GO               General Obligation Bonds
HDA              Housing Development Authority
HFA              Housing Finance Agency
IDA              Industrial Development Authority
IDB              Industrial Development Board
PCR              Pollution Control Revenue Bonds
RIB              Residual Interest Bonds
ROLS             Reset Option Long Securities
S/F              Single-Family

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
                       $  2,815  John Swett Unified School District, California, GO, Series A, 5.50% due 8/01/2026 (f)   $   3,042
                          7,050  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (i)        7,357
                          2,900  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                             3,202
                          1,250  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                            1,293
                          6,000  Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series N,
                                 5% due 8/15/2028 (i)                                                                        6,184
                          1,000  San Diego, California, Community College District, GO (Election of 2002), 5%
                                 due 5/01/2030 (f)                                                                           1,045
                            950  Santa Monica, California, Community College District, GO (Election of 2002),
                                 Refunding, Series C, 5% due 8/01/2029 (i)                                                     993
                          1,325  Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (f)                                                                           1,378
                          1,000  University of California, Limited Project Revenue Bonds, Series B, 5% due
                                 5/15/2033 (f)                                                                               1,037
                          1,350  University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                 due 9/01/2034 (f)                                                                           1,394
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 6.0%           1,150  Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                 Series A, 5.50% due 3/01/2032 (n)                                                           1,248
                          1,200  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities Inc.), Series A, 5.50% due 12/01/2027 (k)                                       1,271
                            675  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities Inc.), Series A, 5.50% due 12/01/2033 (k)                                         709
                          1,475  Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program),
                                 AMT, Series B-2, 6.80% due 2/01/2031 (i)                                                    1,532
                          7,500  E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue
                                 Refunding Bonds, Series B, 5.607%** due 9/01/2032 (i)                                       1,873
                         10,975  Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation
                                 Revenue Bonds, Senior Convertible, Series C, 5.327%** due 6/15/2025 (f)                     9,424
                          1,735  Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A,
                                 5.50% due 6/15/2021 (a)                                                                     1,898
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.3%        9,325  Connecticut State Resource Recovery Authority, Revenue Refunding Bonds, DRIVERS,
                                 Series 187, 7.669% due 11/15/2011 (i)(l)                                                   10,005
----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.9%            4,575  Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                 Series A, 5.21%** due 10/01/2034 (i)                                                        1,057
                          4,495  Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                 Series A, 5.22%** due 10/01/2035 (i)                                                          985
                          3,575  Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                 due 1/01/2032 (c)                                                                           3,741
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.2%            5,000  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                 due 1/01/2033 (f)                                                                           5,300
                          5,000  Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due
                                 1/01/2017 (c)                                                                               5,436
                          2,585  Atlanta, Georgia, Development Authority, Student Housing Revenue Bonds (Georgia
                                 State University), 5% due 9/01/2035 (h)                                                     2,670
                          2,170  Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                   2,311
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 20.3%          2,300  Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third Lien,
                                 Series A, 5.25% due 1/01/2026 (i)                                                           2,471
                          2,900  Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third Lien,
                                 Series A, 5% due 1/01/2033 (c)                                                              2,996
                          5,200  Chicago, Illinois, O'Hare International Airport, Revenue Bonds, 3rd Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2023 (f)                                                         5,708
                          2,200  Chicago, Illinois, O'Hare International Airport, Revenue Bonds, 3rd Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (h)                                                            2,442
                          4,750  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 844Z, 7.624% due 7/01/2010 (i)(l)                                               5,310
                          2,830  Chicago, Illinois, Park District, GO, Refunding, Series C, 5.50% due 1/01/2021 (c)          3,089

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
                       $  3,000  Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(j)   $   3,253
                         10,000  Illinois Regional Transportation Authority Revenue Bonds, 6.50% due 7/01/2026 (i)          12,857
                         21,675  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                 5.264%** due 6/15/2030 (a)                                                                 18,649
                          3,625  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax, Revenue
                                 Refunding Bonds, DRIVERS, Series 269, 8.149% due 6/15/2023 (i)(l)                           4,436
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.1%            3,750  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2028 (c)                                                                           4,005
                          5,000  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (c)                                                                           5,329
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%             1,680  Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue Refunding Bonds,
                                 AMT, Series A-2, 6.45% due 12/01/2033 (e)(i)                                                1,747
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.6%          2,330  Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                 AMT, Series B-1, 6.65% due 12/01/2033 (e)(i)                                                2,399
                          3,900  Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                 due 7/01/2030 (a)                                                                           4,295
                          3,185  Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                 Appreciation Bonds, Series B, 5.31%** due 12/01/2027 (a)                                    1,026
                          4,650  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                       4,875
                          1,300  Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                 Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                  1,402
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 13.9%     1,535  Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2032                                                           1,581
                          1,375  Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2035                                                           1,420
                          8,600  Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                           8,981
                          2,100  Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2025                      2,213
                         10,000  Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 7.145%
                                 due 1/01/2011 (f)(l)                                                                       10,458
                          2,785  Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                 Series 501, 7.624% due 7/01/2009 (a)(l)                                                     3,047
                          8,100  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (f)                                                              8,475
                          1,800  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (c)(j)                                                                        1,972
                            840  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                        `        Series B, 5.125% due 8/01/2027 (i)                                                            879
                          2,700  University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior
                                 Series 4-A, 5.125% due 11/01/2034 (i)                                                       2,832
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 8.3%           8,900  Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25%
                                 due 7/01/2032 (i)                                                                           9,397
                          3,250  Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5% due 7/01/2034 (i)        3,345
                          1,300  Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                 Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                          1,354
                          2,685  Michigan State, HDA, Revenue Refunding Bonds, Series C, 5.90% due 12/01/2015 (d)(f)         2,759
                          1,000  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Project), AMT, Series A, 5.50% due 6/01/2030 (h)                             1,059
                          3,900  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Project), AMT, Series C, 5.45% due 12/15/2032 (h)                            4,084
                          2,625  Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series 986,
                                 7.126% due 6/01/2013 (i)(l)                                                                 2,892
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.1%            250  Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2035             255
----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%         $ 4,000  Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                 Deposit Program), 5.75% due 3/01/2010 (c)(j)                                            $   4,380
                          1,500  Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                 Deposit Program), 6% due 3/01/2010 (c)(j)                                                   1,657
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.4%             2,800  Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                 Series A, 5.50% due 9/01/2033 (k)                                                           2,940
                          1,500  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                 5% due 7/01/2030 (c)                                                                        1,548
                          2,700  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                 5% due 7/01/2036 (c)                                                                        2,775
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.0%         1,070  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                            1,129
                            500  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                              517
                          2,400  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                 7/01/2029 (i)                                                                               2,499
                          4,800  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (i)                                                                               5,119
                          2,300  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-1, 7.843% due 6/15/2024
                                 (g)(l)(m)                                                                                   2,639
                          2,000  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 7.843% due 6/15/2031
                                 (g)(l)(m)                                                                                   2,302
                          2,600  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2028                                                                               2,716
                          4,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.125%
                                 due 9/01/2028                                                                               4,183
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.3%         6,295  New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien, Series A, 6%
                                 due 6/15/2010 (f)(j)                                                                        6,934
----------------------------------------------------------------------------------------------------------------------------------
New York - 9.1%           1,800  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (c)                                                             1,863
                          9,280  Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                 due 8/01/2009 (f)(j)                                                                       10,162
                          2,025  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (i)                             2,092
                          5,000  New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                 Educational Facilities), 5.75% due 5/15/2010 (c)(j)                                         5,506
                          7,115  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                     7,624
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.3%               5,120  Plain, Ohio, Local School District, GO, Refunding, 6% due 6/01/2011 (c)(j)                  5,725
                          1,170  Plain, Ohio, Local School District, GO, Refunding, 6% due 12/01/2020 (c)                    1,300
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%       3,335  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                 Series 396, 8.683% due 1/01/2019 (f)(l)                                                     3,918
                          6,175  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                 (The School District of Philadelphia Project), 5% due 6/01/2033 (f)                         6,366
                          3,230  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B, 5.50% due 10/01/2020 (f)                                                   3,535
                          4,500  Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012
                                 (c)(j)                                                                                      5,031
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.4%       4,010  Rhode Island State Health and Educational Building Corporation, Higher Education
                                 Facilities Revenue Bonds (University of Rhode Island), Series A, 5.70%
                                 due 9/15/2009 (i)(j)                                                                        4,360
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.1%     1,363  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-1, 7.366% due 12/01/2028 (l)(m)                               1,548
                          1,212  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-2, 7.366% due 12/01/2029 (l)(m)                               1,371
                            440  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-3, 7.366% due 12/01/2030 (l)(m)                                 497
----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.4%       $  6,500  Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.875% due 10/01/2024 (a)                                                 $   7,091
----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.2%             2,730  Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A, 6%
                                 due 7/15/2010 (f)(j)                                                                        3,011
                          3,250  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 202, 8.629% due 11/01/2028 (c)(l)                                                    3,707
                          4,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (k)                     4,493
                          1,900  Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                 due 7/01/2030 (f)                                                                           2,018
                          9,345  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.51%** due 8/15/2030 (c)                                                2,582
                          3,500  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                 AMT, 6.375% due 4/01/2027                                                                   3,671
                          4,925  North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (i)                                                                   5,128
                          4,800  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                 First Tier, Series A, 5.75% due 8/15/2038 (a)                                               5,285
                          3,600  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                 First Tier, Series A, 5.50% due 8/15/2039 (a)                                               3,897
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%           2,100  Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                2,275
----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.3%         2,150  King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50%
                                 due 1/01/2027 (f)                                                                           2,307
                          7,470  Port of Seattle, Washington, Revenue Bonds, AMT, Series B, 6% due 2/01/2016 (i)             8,076
                          1,600  Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                 due 12/01/2034 (a)                                                                          1,697
                          6,150  Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009
                                 (i)(j)                                                                                      6,744
                          3,100  Seattle, Washington, Municipal Light and Power Revenue Refunding Bonds, 5%
                                 due 11/01/2028 (f)                                                                          3,208
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.9%        2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                 due 7/01/2024                                                                               2,624
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $435,941) - 151.4%                                          455,914
----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                          1,100  Merrill Lynch Institutional Tax-Exempt Fund (o)                                             1,100
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $1,100) - 0.4%                                          1,100
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $437,041*) - 151.8%                                             457,014

                                 Other Assets Less Liabilities - 1.4%                                                        4,090

                                 Preferred Stock, at Redemption Value - (53.2%)                                           (160,006)
                                                                                                                         ---------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $ 301,098
                                                                                                                         =========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 437,041
                                                                      =========
      Gross unrealized appreciation                                   $  20,897
      Gross unrealized depreciation                                        (924)
                                                                      ---------
      Net unrealized appreciation                                     $  19,973
                                                                      =========

MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (in Thousands)

** Represents a zero coupon or a step bond; the interest rate shown is the effective yield at the time of purchase.
(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h)   XL Capital Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m)   Assured Guaranty Insured.
(n)   Escrowed to maturity.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       (300)           $     27
      --------------------------------------------------------------------------

o Forward interest rate swaps outstanding as of January 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                                                                Notional          Appreciation
                                                                                 Amount          (Depreciation)
      ---------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.94% and receive a floating rate based on
      1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires February 2016                                                     $ 30,000           $       (396)

      Pay a fixed rate of 3.767% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires April 2016                                                        $ 15,000                     31
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                        $       (365)
                                                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Quality Fund II, Inc.

Date: March 20, 2006